Change in Control (Schedule of Company's Voting Common Stock) (Details) - USD ($)	Jun. 18, 2019	Dec. 31, 2019	Dec. 31, 2018
Previous Company Shareholders, Number (in shares)			45,746
Previous Company Shareholders, percentage			2.20%
Note Conversion, Number (in Shares)	1,855,361
Total Outstanding, Number		2,046,816
Total Outstanding, Percentage		100.00%
Loan Principal Amount	$ 19,100,000
Series C Preferred Stock [Member]
Converted shares as a percent of the total shares outstanding		7.10%
Preferred Stock Conversion, Number		145,709
Xenith | Notes One
Converted shares as a percent of the total shares outstanding		2.40%
Preferred Stock Conversion, Number		48,570
Xenith | Notes Two
Converted shares as a percent of the total shares outstanding		0.50%
Preferred Stock Conversion, Number		9,714
Xenith | Notes Three
Converted shares as a percent of the total shares outstanding		4.70%
Preferred Stock Conversion, Number		97,139
Xenith | Notes Four
Converted shares as a percent of the total shares outstanding		83.10%
Preferred Stock Conversion, Number		1,699,938
June 28, 2018 [Member]
Note Conversion, Number (in Shares)	48,570
Loan Principal Amount	$ 500,000
June 28, 2018 [Member]
Note Conversion, Number (in Shares)	9,714
Loan Principal Amount	$ 100,000
October 10, 2018 [Member]
Note Conversion, Number (in Shares)	97,139
Loan Principal Amount	$ 1,000,000
December 7, 2018 [Member]
Note Conversion, Number (in Shares)	1,699,938
Loan Principal Amount	$ 17,500,000